COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commitments	The following is a summary of the Company’s annual commitments under certain guaranteed agreements as of December 31, 2023 (in thousands):

	Payments due by period
	Total	2024	2025 - 2026	2027 - 2028	After 2028
Purchase/guarantee agreements	$2,973,348	$809,009	$929,240	$878,413	$356,686

The purchase or guarantee arrangements for discontinued operations included in the above table total $1,181.3 million, of which $227.4 million, $374.4 million, $261.7 million and $317.8 million is payable in 2024, 2025-2026, 2027-2028 and after 2028, respectively.